LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Weighted average number of Common Shares	6,511,672	1,416,011	81,524
Loss for the period	$ (35,131,015)	$ (107,983,475)	$ (21,634,068)
Basic and diluted loss per share	$ (5.40)	$ (76.26)	$ (265.37)